Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in money market funds	$ 15,736,350	$ 2,303,556
Total investment in money market funds	15,736,350	2,303,556
Embedded conversion options	4,362,225	1,515,540
Stock purchase warrants	25,484,596	1,733,055
Total derivative liabilities	29,846,821	3,248,595
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in money market funds	15,736,350	2,303,556
Total investment in money market funds	15,736,350	2,303,556
Embedded conversion options	0	0
Stock purchase warrants	0	0
Total derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in money market funds	0	0
Total investment in money market funds	0	0
Embedded conversion options	0	0
Stock purchase warrants	0	0
Total derivative liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in money market funds	0	0
Total investment in money market funds	0	0
Embedded conversion options	4,362,225	1,515,540
Stock purchase warrants	25,484,596	1,733,055
Total derivative liabilities	$ 29,846,821	$ 3,248,595